SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2015 USD ($) tranche	Dec. 31, 2019 USD ($) $ / shares
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,679		$ 1,650
Limited-Life Funds and Redeemable Fund Units	$ 1,456		$ 1,896
Percentage of annual return payable in monthly distributions	9.00%
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,800	$ 1,800
Number of tranches | tranche		3
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 25.70		$ 25.70
2021 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600	$ 600
Preferred equity held by third party investor in Manufactured Housing
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	249		$ 249
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142		142
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	864		921
Subsidiary preferred shares and capital	564		586
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142		142
Real Estate | Preferred equity held by third party investor in BSREP II Vintage Estate Partners LLC
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	40		40
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	517		934
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	$ 75		$ 41